Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust
The fund's portfolio
7/31/05 (Unaudited)
			-

KEY TO ABBREVIATIONS

AMBAC	AMBAC Indemnity Corporation
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FNMA Coll.	Federal National Mortgage Association Collateralized
FSA	Financial Security Assurance
GNMA Coll.	Government National Mortgage Association Collateralized
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
MBIA	MBIA Insurance Company
PSFG	Permanent School Fund Guaranteed
U.S. Govt. Coll.	U.S. Government Collateralized
VRDN	Variable Rate Demand Notes
XLCA	XL Capital Assurance

	MUNICIPAL BONDS AND NOTES (99.6%)(a)
		Rating (RAT)		Principal amount	Value

	Arizona (0.9%)

	AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C. Lincoln Hlth. Network), 6 3/8s, 12/1/37	BBB		$750,000	$822,135
	Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B-/P		950,000	1,021,041
	Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Cmnty. Hosp.), Ser. A, 6 3/4s, 12/1/26	BB+/P		475,000	487,478
	Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-		500,000	502,440

					2,833,094

	Arkansas (0.8%)

	Independence Cnty., Poll. Control Rev. Bonds (Entergy, Inc.), 5s, 1/1/21	A-		1,000,000	1,020,450
	Northwest Regl. Arpt. Auth. Rev. Bonds, 7 5/8s, 2/1/27	BB/P		1,000,000	1,126,600
	Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.)
	Ser. A, 5s, 2/1/35	Baa2		250,000	250,938
	Ser. B, 5s, 2/1/25	Baa2		250,000	253,585

					2,651,573

	California (15.2%)

	CA G.O. Bonds, 5s, 5/1/22	A		4,000,000	4,237,080
	CA State G.O. Bonds
	5 1/8s, 4/1/23	A2		500,000	531,395
	5.1s, 2/1/34	A2		750,000	772,958
	CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
	6s, 5/1/15	A2		2,000,000	2,281,400
	AMBAC, 5 1/2s, 5/1/16	Aaa		2,000,000	2,214,740
	CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	Aa3		1,000,000	1,067,880
	CA State Public Wks. Board Rev. Bonds (Dept. of Hlth. Svcs. Richmond Laboratory), Ser. B, XLCA, 5s, 11/1/22	Aaa		1,810,000	1,913,966
	CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB		1,750,000	1,757,910
	Cathedral City, Impt. Board Act of 1915 Special Assmt. (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P		250,000	250,555
	Chula Vista COP, MBIA, 5s, 8/1/32	Aaa		4,000,000	4,187,400
	Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	D/P		576,000	472,389
	Metropolitan Wtr. Dist. IFB (Southern CA Waterworks), 9.005s, 8/10/18	Aa2		3,000,000	4,015,080
	Sacramento, Special Tax (North Natomas Cmnty. Fac.), Ser. 97-01, 5s, 9/1/29	BB/P		1,190,000	1,180,075
	Sacramento, City Unified School Dist. G.O. Bonds (Election 1999), Ser. D, FSA, 5s, 7/1/28	Aaa		2,000,000	2,108,060
	San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A, MBIA, 6 1/2s, 8/1/17	Aaa		5,000,000	6,018,750
	San Diego Cnty., COP, AMBAC
	5.485s, 9/1/12	Aaa		6,000,000	6,793,020
	5.36s, 9/1/07	Aaa		6,000,000	6,329,640
	San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area Redev. Project), MBIA, 5s, 8/1/32	Aaa		2,500,000	2,586,275
	Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	BB-/P		770,000	831,977
	Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P		1,300,000	1,374,698

					50,925,248

	Colorado (3.1%)

	Denver, City & Cnty. Arpt. Rev. Bonds, Ser. A, MBIA, 5.7s, 11/15/25	Aaa		10,000,000	10,276,100

	Delaware (0.5%)

	GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2, 4.9s, 10/31/39	A3		1,500,000	1,502,100

	District of Columbia (5.7%)

	DC G.O. Bonds, Ser. A, 6s, 6/1/26 (SEG)	A-		12,450,000	13,391,096
	DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s, 10/1/28	Aaa		5,550,000	5,791,425

					19,182,521

	Florida (1.4%)

	Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance Cmnty. Project), Ser. C, 5 1/2s, 11/15/29	BBB-		1,000,000	1,004,120
	Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	BB+		600,000	656,190
	Reunion West, Cmnty. Dev. Dist. Special Assmt., 6 1/4s, 5/1/36	BB-/P		800,000	846,120
	St. Lucie Cnty., School Board COP (Master Lease), Ser. A, FSA, 5s, 7/1/26	Aaa		1,965,000	2,082,271

					4,588,701

	Georgia (3.9%)

	Atlanta, Arpt. Rev. Bonds, Ser. B, FGIC, 5 5/8s, 1/1/30	Aaa		3,000,000	3,175,470
	Atlanta, Wtr. & Waste Wtr. Rev. Bonds, FSA, 5s, 11/1/24	Aaa		4,000,000	4,245,960
	Burke Cnty., Poll. Control Dev. Auth. Mandatory Put Bonds (GA Power Co.), 4.45s, 12/1/08	A2		1,500,000	1,551,960
	Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Pacific Corp.), 6 1/2s, 6/1/31	Ba3		1,400,000	1,471,428
	Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev. Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P		1,145,000	1,157,045
	Savannah, Econ. Dev. Auth. Poll. Control Rev. Bonds (Intl. Paper Co.), Ser. A, 5.1s, 8/1/14	Baa2		1,500,000	1,578,435

					13,180,298

	Hawaii (0.5%)

	HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B, 3.7s, 1/1/22	Aaa		1,000,000	996,930
	HI State Hsg. Fin. & Dev. Corp. Rev. Bonds, Ser. A, FNMA Coll., 5 3/4s, 7/1/30	Aaa		690,000	694,768

					1,691,698

	Illinois (2.3%)

	IL Hsg. Dev. Auth. Multi-Fam. Hsg. Rev. Bonds, Ser. 91-A, 8 1/4s, 7/1/16	A1		5,790,000	5,890,283
	Metropolitan Pier & Exposition Auth. Rev. Bonds (McCormack Place Expansion Project), MBIA, 5s, 12/15/28	Aaa		1,770,000	1,853,066

					7,743,349

	Indiana (4.6%)

	Carmel Clay, Indl. Parks Bldg. Corp. Rev. Bonds, MBIA, 5s, 1/15/26	AAA		2,000,000	2,114,100
	Fairfield, School Bldg. Corp. Ind. Rev. Bonds, FGIC, 5s, 7/15/24	AAA		3,000,000	3,169,170
	GCS School Bldg. Corp. Rev. Bonds (First Mtg.), FSA, 5s, 7/15/26	AAA		1,000,000	1,049,110
	IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.), Ser. A, AMBAC, 5s, 5/1/24	Aaa		2,695,000	2,854,733
	IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX Corp.), 5.6s, 12/1/32	Baa1		2,100,000	2,178,078
	Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa2		2,500,000	2,612,500
	Rockport, Poll. Control Mandatory Put Bonds (Indiana Michigan Pwr. Co.), Ser. C, 2 5/8s, 1/1/06	BBB		1,300,000	1,289,171

					15,266,862

	Iowa (0.4%)

	IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), 9 1/4s, 7/1/25	BBB-/P		970,000	1,174,854

	Louisiana (1.1%)

	LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds (St. James Place), Ser. A, 7s, 11/1/20	B-/P		1,600,000	1,543,232
	Port of New Orleans, Indl. Dev. Rev. Bonds (Continental Grain Co.), 7 1/2s, 7/1/13	BB-		2,000,000	2,028,920

					3,572,152

	Maine (0.2%)

	Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	Ba1		600,000	639,738

	Massachusetts (2.6%)

	MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
	(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2		1,875,000	2,025,263
	(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+		1,300,000	1,395,459
	(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A		1,800,000	1,957,140
	MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 53, MBIA, 6.15s, 12/1/29	Aaa		3,260,000	3,371,231

					8,749,093

	Michigan (2.8%)

	Detroit, G.O. Bonds, Ser. A, FGIC, 5s, 7/1/30	Aaa		4,500,000	4,655,610
	MI Higher Ed. Fac. Auth. Rev. Bonds (Kalamazoo College), 5 1/2s, 12/1/18	A1		500,000	544,880
	MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2		1,000,000	1,061,540
	MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22	AAA/P		1,650,000	1,896,807
	Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 3/4s, 7/23/09	Ba3		1,000,000	1,048,970

					9,207,807

	Minnesota (0.9%)

	Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A		3,000,000	3,058,350

	Mississippi (0.8%)

	Mississippi Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.), 5.9s, 5/1/22	BBB-		1,000,000	1,015,500
	MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB-		580,000	587,644
	MS Home Corp. Rev. Bonds (Single Fam.), Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa		850,000	905,225

					2,508,369

	Missouri (2.2%)

	Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s, 6/1/16	A		1,750,000	1,882,195
	MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (Washington U.), Ser. A, 5s, 2/15/33	Aa1		2,500,000	2,621,400
	MO State Hlth. & Edl. Fac. Auth. VRDN (Cox Hlth. Syst.), AMBAC, 2.40s, 6/1/22	VMIG1		2,100,000	2,100,000
	MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds (Home Ownership Loan), Ser. C, GNMA Coll., FNMA Coll., 5.6s, 9/1/35	AAA		600,000	646,602

					7,250,197

	Montana (0.3%)

	Forsyth, Poll. Control Mandatory Put Bonds (Avista Corp.), AMBAC, 5s, 10/1/06	Aaa		1,075,000	1,121,784

	Nevada (2.9%)

	Clark Cnty., G.O. Bonds (Pk. & Regl. Justice Ctr.), FGIC, 5 5/8s, 11/1/19	Aaa		3,505,000	3,839,657
	Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s, 7/1/26	Aaa		5,000,000	5,302,500
	Henderson, Local Impt. Dist. Special Assmt. (No. T-16)
	5 1/8s, 3/1/25	BB-/P		200,000	201,336
	5.1s, 3/1/21	BB-/P		310,000	313,333

					9,656,826

	New Hampshire (1.1%)

	NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds (Riverwoods at Exeter), Ser. A, 6 1/2s, 3/1/23	BB+/P		1,450,000	1,485,105
	NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds, Ser. 05
	6 3/8s, 1/1/27	BBB-		765,000	791,699
	6 3/8s, 1/1/27 (Prerefunded)	AAA/P		270,000	288,058
	(NH College), 6 3/8s, 1/1/27 (Prerefunded)	AAA/P		215,000	229,379
	NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3 1/2s, 7/1/27	Baa2		950,000	930,544

					3,724,785

	New Jersey (5.1%)

	Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A, MBIA, 5 1/4s, 6/1/18	Aaa		3,490,000	3,802,913
	Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark Marine Terminal), MBIA, 5 1/4s, 1/1/20	AAA		1,000,000	1,092,230
	NJ Econ. Dev. Auth. Rev. Bonds
	(Cigarette Tax), 5 3/4s, 6/15/29	Baa2		1,500,000	1,601,820
	(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa		2,000,000	2,128,560
	NJ State Edl. Fac. Auth. Rev. Bonds (Rowan U.), Ser. C, MBIA, 5s, 7/1/23	Aaa		1,840,000	1,978,147
	Passaic Cnty., Impt. Auth. Lease Rev. Bonds (Preakness Hlth. Care Ctr.), AMBAC
	5s, 5/1/25	Aaa		2,505,000	2,665,796
	5s, 5/1/24	Aaa		2,385,000	2,544,008
	Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/4s, 6/1/39	BBB		1,150,000	1,369,190

					17,182,664

	New Mexico (0.2%)

	Farmington, Poll. Control Mandatory Put Bonds (Pub. Svc. San Juan), Class B, 2.1s, 4/1/06	Baa2		820,000	812,759

	New York (6.4%)

	Buffalo, G.O. Bonds, Ser. D, FGIC, 5 1/2s, 12/15/13	Aaa		1,000,000	1,110,200
	Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds, Ser. A, 5 3/4s, 12/1/24	A3		1,000,000	1,080,340
	Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C, 5 5/8s, 11/15/24	Baa3		500,000	538,785
	NY City, G.O. Bonds, Ser. C, 5 1/4s, 8/1/11	A1		3,000,000	3,261,390
	NY City, City Transitional Fin. Auth. Rev. Bonds, AMBAC, 5 1/4s, 8/1/15	Aaa		1,000,000	1,096,040
	NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s, 7/1/25	Aaa		500,000	529,225
	NY City, Indl. Dev. Agcy. Rev. Bonds
	(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P		850,000	904,298
	(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BBB-		750,000	794,025
	NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I LLC), Ser. A, 5 1/2s, 7/1/28	Baa3		2,100,000	2,108,295
	NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	Ba2		700,000	638,561
	NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	BBB		1,500,000	1,613,145
	NY State Dorm. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/15/13	AA		2,000,000	2,239,780
	NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+		2,000,000	2,104,340
	Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay Paperboard, LLC), 7s, 11/1/30 (acquired 6/30/04, cost $827,862)(RES)	BB/P		800,000	846,824
	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A, 5s, 1/1/32	Aa2		2,500,000	2,598,475

					21,463,723

	North Carolina (0.5%)

	NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. B, 6 1/2s, 1/1/20	A3		1,500,000	1,680,900

	Ohio (4.2%)

	Cleveland, G.O. Bonds, Ser. A, AMBAC, 5s, 10/1/15	Aaa		2,185,000	2,406,140
	Cleveland, Muni. School Dist. G.O. Bonds, FSA, 5s, 12/1/27	Aaa		5,700,000	6,037,440
	Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone Container), 5 1/8s, 8/1/13	B		500,000	494,995
	Field, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AMBAC, 5s, 12/1/25	Aaa		1,355,000	1,447,099
	Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med. Ctr.), 6 3/4s, 4/1/22	A2		1,000,000	1,091,570
	Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2		2,165,000	2,388,168

					13,865,412

	Oklahoma (0.3%)

	OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29	Aaa		950,000	1,041,086

	Pennsylvania (5.7%)

	Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Pittsburgh Mercy Hlth. Syst. ), AMBAC, 5 5/8s, 8/15/26	Aaa		5,000,000	5,152,100
	Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (Cleveland Elec.), 3 3/4s, 10/1/08	Baa2		1,350,000	1,349,555
	Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s, 5/1/10	BBB-		800,000	856,328
	Hempfield, Area School Dist. G.O. Bonds (Westmoreland Cnty.), Ser. A, FGIC, 5 1/4s, 3/15/21	AAA		4,000,000	4,407,560
	Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26	A		1,500,000	1,590,510
	Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1		1,000,000	1,039,920
	PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver)
	Ser. E, 8.05s, 12/1/15	BBB-/P		3,000,000	3,064,380
	Ser. D, 7.15s, 12/1/18	BBB-/F		100,000	102,121
	Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31	A-		1,450,000	1,545,642

					19,108,116

	Rhode Island (0.1%)

	Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/4s, 6/1/42	BBB		200,000	214,892

	South Carolina (4.4%)

	Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev. Bonds, 5 1/2s, 5/1/37	A2		750,000	801,435
	SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth. Alliance), Ser. C, 6s, 8/1/20	Baa1		1,250,000	1,367,713
	SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, AMBAC, 5s, 1/1/29	Aaa		5,000,000	5,280,800
	SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B, 6 3/8s, 5/15/30	BBB		3,000,000	3,510,930
	SC Trans. Infrastructure Bk. Rev. Bonds, Ser. A, AMBAC, 5s, 10/1/27	Aaa		2,460,000	2,619,802
	Spartanburg Cnty., Solid Waste Disp. Rev. Bonds (BMW Project), 7.55s, 11/1/24	A1		1,000,000	1,022,470

					14,603,150

	South Dakota (0.2%)

	SD Edl. Enhancement Funding Corp. Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	BBB		450,000	490,451

	Tennessee (1.0%)

	Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/33	BBB+		2,750,000	3,266,808

	Texas (8.3%)

	Alliance, Arpt. Auth. Rev. Bonds (American Airlines, Inc.), 7 1/2s, 12/1/29	Caa2		1,000,000	895,830
	Bexar Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds (St. Luke's Hlth. Syst.), FSA, 6.1s, 11/15/23	Aaa		11,000,000	11,583,550
	Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds, Ser. A, PSFG, 5s, 2/15/26	Aaa		2,020,000	2,128,939
	El Paso, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5 1/4s, 8/15/21	AAA		2,345,000	2,557,926
	Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas Apt.), FNMA Coll., 4.55s, 7/1/34	Aaa		750,000	776,093
	Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds (Memorial Hermann Hlth. Care Syst.), Ser. A, 5 1/4s, 12/1/18	A2		610,000	657,025
	McKinney, Indpt. School Dist. G.O. Bonds, PSFG, 5 1/4s, 2/15/20	Aaa		3,185,000	3,487,384
	San Antonio Wtr. Rev. Bonds, Ser. A, FSA, 5s, 5/15/32	Aaa		2,000,000	2,071,960
	Snyder, Indpt. School Dist. G.O. Bonds (School Bldg.), AMBAC, 5 1/4s, 2/15/25	AAA		1,280,000	1,389,914
	Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.), 6s, 7/1/29	Baa3		2,000,000	2,051,800

					27,600,421

	Utah (0.6%)

	Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s, 5/15/20	AAA		2,000,000	2,011,400

	Virginia (2.1%)

	Fredericksburg, Indl. Dev. Auth. Rev. Bonds (Medicorp Hlth. Syst.), Ser. B, 5 1/8s, 6/15/33	A3		500,000	511,435
	Front Royal & Warren Cnty., Indl. Dev. Auth. Lease Rev. Bonds (School Cap. Impt.), Ser. B, FSA, 5s, 4/1/29	Aaa		2,500,000	2,625,300
	Henrico Cnty. Econ. Dev. Auth. Rev. Bonds (United Methodist), Ser. A, 6.7s, 6/1/27	BB+/P		1,000,000	1,059,740
	VA College Bldg. Auth. Rev. Bonds (Washington and Lee U.), MBIA, 5 1/4s, 1/1/26	AAA		2,500,000	2,877,450

					7,073,925

	Washington (3.6%)

	Chelan Cnty. Dev. Corp. Rev. Bonds (Alcoa), 5.85s, 12/1/31	A2		4,000,000	4,112,320
	King Cnty., G.O. Bonds, Ser. C, 6 1/4s, 1/1/32	Aa1		2,250,000	2,389,163
	Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	BBB		1,235,000	1,357,870
	WA State G.O. Bonds (Motor Vehicle Fuel), Ser. B, MBIA, 5s, 7/1/24	Aaa		4,000,000	4,250,960

					12,110,313

	West Virginia (0.5%)

	Marshall Cnty., Poll. Control VRDN (OH Pwr. Co.), Ser. E, 2.33s, 6/1/22	VMIG1		500,000	500,000
	Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29	B2		1,300,000	1,154,374

					1,654,374

	Wisconsin (2.5%)

	Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds
	7s, 6/1/28	BBB		2,600,000	2,905,396
	6 3/8s, 6/1/32	BBB		2,500,000	2,704,075
	WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton Franciscan), 5 3/4s, 8/15/30	A2		2,400,000	2,566,416

					8,175,887

	Total Investments (cost $316,754,081) (b)				$332,861,780

Putnam Municipal Opportunities Trust
FUTURES CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Short)	68	$ 7,546,938	Sep-05	$ 121,469

	NOTES

(a)	Percentages indicated are based on net assets of $334,304,355.

(RAT)

The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2005. Securities rated by Putnam are indicated by "/P".  Security ratings are defined in the Statement of Additional Information.

(b)

The aggregate identified cost on a tax basis is $316,735,481, resulting in gross unrealized appreciation and depreciation of $18,088,386 and $1,962,087, respectively, or net unrealized appreciation of $16,126,299.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2005 was $846,824 or 0.3% of net assets.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2005.

	At July 31, 2005, liquid assets totaling $914,848 have been designated as collateral for open forward commitments.

	The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at July 31, 2005.

	The dates shown on Mandatory Put Bonds are the next mandatory put dates.

	The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at July 31, 2005.

	The fund had the following industry group concentrations greater than 10% at July 31, 2005 (as a percentage of net assets):

	Health care	19.2%

	The fund had the following insurance concentrations greater than 10% at July 31, 2005 (as a percentage of net assets):

	AMBAC	14.4%
	MBIA	13.9

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees.  Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.  Other investments are valued at fair value following procedures approved by the Trustees.  Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: September 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: September 28, 2005